Document and Entity Information	Feb. 06, 2026
Cover [Abstract]
Entity Registrant Name	E.W. SCRIPPS Co
Amendment Flag	false
Entity Central Index Key	0000832428
Document Type	8-K
Document Period End Date	Feb. 06, 2026
Entity Incorporation State Country Code	OH
Entity File Number	001-10701
Entity Tax Identification Number	31-1223339
Entity Address, Address Line One	312 Walnut Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	977-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Shares, par value $0.01 per share
Trading Symbol	SSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false